Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	000-56732
Entity Registrant Name	NATICS CORP.
Entity Central Index Key	0001933359
Entity Tax Identification Number	98-1660105
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	App 6, Yehuda Gorodiski 1
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7623101
City Area Code	307
Local Phone Number	2220096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true